Inventories	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES:

	June 30, 2023	December 31, 2022
	U.S. dollars in thousands
Work in process	8,434	9,870
Finished goods	10,583	13,946
	19,017	23,816

Inventories write-downs amounted to $397 thousand and $0 thousand during the six months ended June 30, 2023, and 2022, respectively. Inventories write-downs amounted to $273 thousand and $0 thousand during the three months ended June 30, 2023, and 2022, respectively. Inventories write-downs are recorded in cost of revenues.